Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	M FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000948258
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 26, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2012
M International Equity Fund (Prospectus Summary) | M International Equity Fund | M International Equity Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBEQX
M Large Cap Growth Fund (Prospectus Summary) | M Large Cap Growth Fund | M Large Cap Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTCGX
M Capital Appreciation Fund (Prospectus Summary) | M Capital Appreciation Fund | M Capital Appreciation Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFCPX
M Business Opportunity Value Fund (Prospectus Summary) | M Business Opportunity Value Fund | M Business Opportunity Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBOVX